Financial Risk Management - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provision for doubtful trade receivables	$ 20,220
Provision for other doubtful receivables	1,434
Guarantees granted by third parties	75,622	$ 38,302	$ 42,026
Financial assets at amortized cost	$ 257,125	$ 190,532	$ 218,122
Average foreign exchange rate	22.00%
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 72,387
SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	5.75%
Interest rate risk [member] | U.S. Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial loans denominated in foreign currency	95.00%
Interest rate risk [member] | LIBOR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 19,286
Interest rate risk [member] | LIBOR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.88%
Interest rate risk [member] | LIBOR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	8.75%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 21,307
Interest rate risk [member] | BADLAR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.10%
Interest rate risk [member] | BADLAR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	9.85%
Interest rate risk [member] | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 328
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	62,678
Cash	22,923
Other liquid financial assets	39,755
Financial assets at amortized cost	$ 44,984